Cash and Investments - Schedule of Cash, Cash Equivalents and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments, net	$ 37,300.0	$ 36,900.0
Total investments	38,840.6	39,255.4
Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,557.2	2,368.4
Assets pledged for short sale and derivative obligations	21.5	77.8
Short sale and derivative obligations (note 7)	(6.6)	(11.5)
Cash and investments, net	1,550.6	2,356.9
Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	37,432.9	37,013.2
Assets pledged for short sale and derivative obligations	164.6	194.7
Short sale and derivative obligations (note 7)	(142.9)	(114.7)
Cash and investments, net	37,290.0	36,898.5
Total | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	227.7	995.4
Total | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4,583.7	7,384.1
Assets pledged for short sale and derivative obligations	3.0	16.8
Short term investments | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	19.8	115.4
Short term investments | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2,138.3	9,998.4
Assets pledged for short sale and derivative obligations	36.8	145.7
Subsidiary assets pledged for short sale and derivative obligations | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Assets pledged for short sale and derivative obligations	13.7	77.8
Bonds | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	503.4	380.9
Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	19,256.4	9,164.1
Assets pledged for short sale and derivative obligations	124.8	32.2
Bonds pledged for short sale and derivative obligations | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Assets pledged for short sale and derivative obligations	7.8	0.0
Preferred stocks | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4.5	2.8
Preferred stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	260.1	296.8
Common stocks | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	704.7	784.9
Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4,431.4	4,838.7
Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	3,471.9	2,487.0
Derivatives (note 7) | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	75.6	11.2
Derivatives (note 7) | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	229.8	192.6
Other invested assets | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	333.8	62.8
Portfolio investments, net | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,535.7	2,290.6
Portfolio investments, net | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	34,705.4	34,424.5
Common Stock, Limited Partnerships
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2,055.8	1,903.7
Common Stock, Other Funds
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	150.3	90.9
Fairfax India | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,905.6	1,762.5
Total investments	1,406.7	1,054.7
Fairfax India | Total | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	67.7	44.0
Fairfax India | Short term investments | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	34.3
Fairfax India | Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	576.4	694.2
Fairfax India | Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	158.5	40.5
Fairfax India | Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,103.0	949.5
Fairfax India | Derivatives and other invested assets | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	0.0
Fairfax Africa | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	657.3	631.5
Fairfax Africa | Total | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	231.9	329.7
Fairfax Africa | Short term investments | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	38.7	57.2
Fairfax Africa | Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	92.7	19.4
Fairfax Africa | Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	3.9	4.9
Fairfax Africa | Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	288.1	219.8
Fairfax Africa | Derivatives and other invested assets | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2.0	0.5
Fairfax India and Fairfax Africa | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	$ 2,562.9	$ 2,394.0